Fresh Start Accounting -Reconciliation Of Enterprise Value And Reorganization Value (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	4 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Reorganization, Chapter 11 [Line Items]
Enterprise value	$ 2,095
Plus: Cash and cash equivalents at emergence	336			$ 412	$ 480
Less: Fair value of long-term debt	(951)
Implied value of Successor equity	$ 1,499
Shares issued upon emergence (in shares)	49,999,998	49,999,998	29,866,505
Per share value (US$) (in usd per share)	$ 29.98
Plus: Non-interest-bearing current liabilities	$ 350			10	22
Plus: Non-interest-bearing non-current liabilities	179			$ 345	$ 496
Total value of Successor Entity's assets on Emergence	2,979
Aggregate continuing and discontinued operations
Reorganization, Chapter 11 [Line Items]
Plus: Cash and cash equivalents at emergence	$ 355